Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Health Care – 18.2%
Biotechnology – 9.2%
Akero Therapeutics, Inc.(a) (b) (c)	20,572	$13,372
Apogee Therapeutics, Inc.(a)	53,970	4,073,656
Ascendis Pharma A/S (ADR)(a)	16,377	3,492,231
Bridgebio Pharma, Inc.(a)	88,270	6,751,772
Celcuity, Inc.(a)	39,080	3,897,839
CG oncology, Inc.(a) (d)	100,140	4,157,813
Denali Therapeutics, Inc.(a)	244,270	4,032,898
Dianthus Therapeutics, Inc.(a)	70,240	2,894,590
Halozyme Therapeutics, Inc.(a)	50,040	3,367,692
Kymera Therapeutics, Inc.(a)	45,390	3,531,796
Legend Biotech Corp. (ADR)(a)	95,160	2,068,778
Mineralys Therapeutics, Inc.(a)	75,090	2,725,016
Newamsterdam Pharma Co. NV(a)	95,771	3,359,647
Nuvalent, Inc. - Class A(a)	33,890	3,408,995
Palvella Therapeutics, Inc.(a)	19,070	1,996,057
Rhythm Pharmaceuticals, Inc.(a)	43,090	4,612,354
Vera Therapeutics, Inc.(a)	91,810	4,649,258
Viridian Therapeutics, Inc.(a)	129,210	4,021,015
Xenon Pharmaceuticals, Inc.(a)	97,240	4,358,297

		67,413,076

Health Care Equipment & Supplies – 2.3%
AtriCure, Inc.(a)	104,560	4,136,394
CONMED Corp.	35,329	1,434,357
Glaukos Corp.(a)	46,100	5,205,151
Integer Holdings Corp.(a)	42,040	3,297,197
Kestra Medical Technologies Ltd.(a)	108,030	2,864,956

		16,938,055

Health Care Providers & Services – 3.4%
Addus HomeCare Corp.(a)	11,870	1,274,719
BrightSpring Health Services, Inc.(a)	73,610	2,756,695
CorVel Corp.(a)	20,400	1,380,468
GeneDx Holdings Corp.(a)	17,100	2,224,026
HealthEquity, Inc.(a)	50,920	4,664,781
Hims & Hers Health, Inc.(a) (d)	85,340	2,770,990
Option Care Health, Inc.(a)	157,120	5,005,843
PROCEPT BioRobotics Corp.(a)	86,857	2,732,521
Talkspace, Inc.(a)	458,450	1,664,174

		24,474,217

Health Care Technology – 0.3%
Teladoc Health, Inc.(a)	304,469	2,131,283

Life Sciences Tools & Services – 0.5%
Niagen Bioscience, Inc.(a)	226,070	1,437,805
Repligen Corp.(a)	15,070	2,469,370

		3,907,175

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.5%
Amneal Pharmaceuticals, Inc.(a)	340,900	$4,295,340
Harmony Biosciences Holdings, Inc.(a)	100,390	3,756,594
Phibro Animal Health Corp. - Class A	90,120	3,366,883
Rapport Therapeutics, Inc.(a)	72,340	2,194,796
Terns Pharmaceuticals, Inc.(a)	44,586	1,801,274
Trevi Therapeutics, Inc.(a)	227,140	2,843,793

		18,258,680

		133,122,486

Financials – 17.8%
Banks – 10.0%
1st Source Corp.	62,047	3,877,317
Bank of Marin Bancorp	80,340	2,089,643
BankUnited, Inc.	34,049	1,517,564
Bridgewater Bancshares, Inc.(a)	64,920	1,138,048
California BanCorp	48,460	904,748
Capital Bancorp, Inc.	26,420	744,251
First BanCorp/Puerto Rico	205,310	4,256,076
First Bancorp/Southern Pines NC	77,690	3,945,875
First Hawaiian, Inc.	146,150	3,697,595
Flagstar Bank NA	365,420	4,600,638
Heritage Commerce Corp.	90,390	1,085,584
Heritage Financial Corp./WA	153,170	3,622,471
HomeTrust Bancshares, Inc.	21,310	915,051
Independent Bank Corp.	60,252	4,403,216
International Bancshares Corp.	61,520	4,087,389
Mid Penn Bancorp, Inc.	29,070	901,751
Nicolet Bankshares, Inc.	31,269	3,792,930
Texas Capital Bancshares, Inc.(a)	51,090	4,625,689
Third Coast Bancshares, Inc.(a)	21,570	819,876
TriCo Bancshares	76,593	3,628,211
UMB Financial Corp.	47,510	5,465,550
Unity Bancorp, Inc.	15,610	807,349
Washington Trust Bancorp, Inc.	31,220	922,551
Webster Financial Corp.	60,010	3,777,029
Wintrust Financial Corp.	26,680	3,730,398
WSFS Financial Corp.	76,620	4,232,489

		73,589,289

Capital Markets – 1.7%
Donnelley Financial Solutions, Inc.(a)	32,813	1,532,039
Federated Hermes, Inc.	66,630	3,469,424
Houlihan Lokey, Inc.	10,186	1,774,299
Piper Sandler Cos.	7,070	2,401,750
PJT Partners, Inc. - Class A	19,080	3,190,176

		12,367,688

Consumer Finance – 1.1%
Dave, Inc.(a)	8,447	1,870,250
NerdWallet, Inc. - Class A(a)	217,460	2,946,583
PROG Holdings, Inc.	103,290	3,046,022

		7,862,855

Company	Shares	U.S. $ Value

Financial Services – 2.2%
Jackson Financial, Inc. - Class A	48,744	$5,198,548
NCR Atleos Corp.(a)	104,478	3,981,657
Payoneer Global, Inc.(a)	493,762	2,774,942
Remitly Global, Inc.(a)	114,900	1,585,620
Sezzle, Inc.(a) (d)	19,360	1,228,876
Shift4 Payments, Inc. - Class A(a) (d)	18,870	1,188,244

		15,957,887

Insurance – 2.2%
Assured Guaranty Ltd.	34,410	3,092,427
Genworth Financial, Inc.(a)	421,990	3,810,570
Hanover Insurance Group, Inc. (The)	17,858	3,263,907
Heritage Insurance Holdings, Inc.(a)	44,000	1,287,440
Horace Mann Educators Corp.	46,080	2,127,974
Palomar Holdings, Inc.(a)	19,620	2,643,991

		16,226,309

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
BrightSpire Capital, Inc.	374,400	2,096,640
TPG RE Finance Trust, Inc.	237,620	2,045,908

		4,142,548

		130,146,576

Industrials – 17.1%
Aerospace & Defense – 1.7%
AeroVironment, Inc.(a)	17,400	4,208,886
Ducommun, Inc.(a)	24,700	2,349,711
Kratos Defense & Security Solutions, Inc.(a)	53,420	4,055,112
V2X, Inc.(a)	26,470	1,443,939

		12,057,648

Building Products – 2.0%
Apogee Enterprises, Inc.	32,770	1,193,156
Armstrong World Industries, Inc.	19,970	3,816,267
Gibraltar Industries, Inc.(a)	31,711	1,567,792
Modine Manufacturing Co.(a)	30,280	4,042,683
Zurn Elkay Water Solutions Corp. - Class C	84,840	3,944,211

		14,564,109

Commercial Services & Supplies – 1.0%
Healthcare Services Group, Inc.(a)	201,060	3,844,267
Liquidity Services, Inc.(a)	76,050	2,305,075
Montrose Environmental Group, Inc.(a)	50,450	1,252,674

		7,402,016

Construction & Engineering – 2.6%
Construction Partners, Inc. - Class A(a)	35,442	3,847,229
Dycom Industries, Inc.(a)	4,340	1,466,486

Company	Shares	U.S. $ Value

Everus Construction Group, Inc.(a)	27,300	$2,335,788
Fluor Corp.(a)	92,960	3,684,005
Granite Construction, Inc.	21,860	2,521,551
Matrix Service Co.(a)	106,810	1,249,677
Primoris Services Corp.	30,810	3,824,753

		18,929,489

Electrical Equipment – 2.1%
Bloom Energy Corp. - Class A(a)	36,960	3,211,454
LSI Industries, Inc.	155,800	2,854,256
Nextpower, Inc. - Class A(a)	73,650	6,415,652
Powell Industries, Inc.	6,379	2,033,498
Power Solutions International, Inc.(a) (d)	20,130	1,150,228

		15,665,088

Ground Transportation – 0.6%
ArcBest Corp.	31,923	2,368,367
FTAI Infrastructure, Inc.(d)	411,620	1,897,568

		4,265,935

Machinery – 4.2%
Blue Bird Corp.(a)	77,520	3,643,440
Enpro, Inc.	20,300	4,346,839
Esab Corp.	20,112	2,246,913
ESCO Technologies, Inc.	19,730	3,855,045
JBT Marel Corp.	36,390	5,482,881
Mueller Industries, Inc.	22,200	2,548,560
SPX Technologies, Inc.(a)	28,394	5,680,503
Watts Water Technologies, Inc. - Class A	11,686	3,225,570

		31,029,751

Marine Transportation – 0.4%
Kirby Corp.(a)	29,170	3,213,951

Professional Services – 1.8%
ExlService Holdings, Inc.(a)	37,300	1,583,012
FTI Consulting, Inc.(a)	8,030	1,371,765
IBEX Holdings Ltd.(a)	38,390	1,465,730
ICF International, Inc.	15,730	1,341,769
Upwork, Inc.(a)	178,970	3,547,186
Willdan Group, Inc.(a)	36,770	3,811,578

		13,121,040

Trading Companies & Distributors – 0.7%
Boise Cascade Co.	31,482	2,317,075
DNOW, Inc.(a)	226,769	3,004,689

		5,321,764

		125,570,791

Information Technology – 15.2%
Communications Equipment – 1.4%
ADTRAN Holdings, Inc.(a)	214,340	1,862,615
Calix, Inc.(a)	40,080	2,121,434

Company	Shares	U.S. $ Value

Extreme Networks, Inc.(a)	133,590	$2,224,273
Harmonic, Inc.(a)	179,450	1,774,761
NETGEAR, Inc.(a)	76,370	1,873,356

		9,856,439

Electronic Equipment, Instruments & Components – 3.5%
Allegro MicroSystems, Inc.(a)	54,430	1,435,863
Arlo Technologies, Inc.(a)	226,920	3,174,611
Avnet, Inc.	70,420	3,385,794
Daktronics, Inc.(a)	110,820	2,190,911
Fabrinet(a)	14,480	6,592,455
Plexus Corp.(a)	28,080	4,127,760
Sanmina Corp.(a)	33,616	5,044,753

		25,952,147

IT Services – 0.5%
DXC Technology Co.(a)	81,860	1,199,249
Grid Dynamics Holdings, Inc.(a)	262,740	2,372,542

		3,571,791

Semiconductors & Semiconductor Equipment – 3.3%
Credo Technology Group Holding Ltd.(a)	48,450	6,971,471
FormFactor, Inc.(a)	44,580	2,486,672
MACOM Technology Solutions Holdings, Inc.(a)	19,460	3,333,109
Penguin Solutions, Inc.(a)	115,120	2,251,747
Photronics, Inc.(a)	26,060	833,920
Rambus, Inc.(a)	44,714	4,108,769
Semtech Corp.(a)	60,420	4,452,350

		24,438,038

Software – 6.0%
ACI Worldwide, Inc.(a)	101,980	4,875,664
Alkami Technology, Inc.(a) (d)	102,160	2,356,831
Amplitude, Inc. - Class A(a)	221,790	2,568,328
Box, Inc. - Class A(a)	138,170	4,132,665
Braze, Inc. - Class A(a)	115,704	3,967,490
Five9, Inc.(a)	86,490	1,734,125
Freshworks, Inc. - Class A(a)	316,310	3,874,797
Intapp, Inc.(a)	72,190	3,307,746
InterDigital, Inc.	3,760	1,197,109
LiveRamp Holdings, Inc.(a)	130,022	3,818,746
OneSpan, Inc.	138,800	1,782,192
Qualys, Inc.(a)	20,810	2,765,649
Rapid7, Inc.(a)	80,130	1,217,976
SEMrush Holdings, Inc. - Class A(a)	225,150	2,677,033
SPS Commerce, Inc.(a)	31,180	2,779,073
Tenable Holdings, Inc.(a)	50,850	1,196,501

		44,251,925

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.5%
IonQ, Inc.(a) (d)	74,070	$3,323,521

		111,393,861

Consumer Discretionary – 8.9%
Automobile Components – 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	344,320	2,207,091
Strattec Security Corp.(a)	31,880	2,427,343
Visteon Corp.	38,310	3,643,281

		8,277,715

Automobiles – 0.3%
Winnebago Industries, Inc.	44,076	1,785,960

Diversified Consumer Services – 1.5%
Adtalem Global Education, Inc.(a)	15,330	1,586,195
Coursera, Inc.(a)	182,910	1,346,218
Frontdoor, Inc.(a)	84,890	4,897,304
Graham Holdings Co. - Class B	2,860	3,141,996

		10,971,713

Hotels, Restaurants & Leisure – 2.0%
Brinker International, Inc.(a)	35,780	5,135,146
Nathan’s Famous, Inc.	12,950	1,211,731
Portillo’s, Inc. - Class A(a) (d)	123,050	558,647
Rush Street Interactive, Inc.(a)	194,758	3,784,148
Travel & Leisure Co.	21,981	1,550,320
Wingstop, Inc.(d)	8,400	2,003,316

		14,243,308

Household Durables – 1.2%
Hovnanian Enterprises, Inc. - Class A(a)	13,190	1,286,552
KB Home	61,970	3,495,728
Taylor Morrison Home Corp.(a)	71,191	4,191,014

		8,973,294

Leisure Products – 0.1%
Acushnet Holdings Corp.(d)	11,960	954,647

Specialty Retail – 2.2%
AutoNation, Inc.(a)	11,850	2,446,788
Boot Barn Holdings, Inc.(a)	25,170	4,441,750
Group 1 Automotive, Inc.	7,390	2,906,487
Urban Outfitters, Inc.(a)	55,710	4,192,734
Winmark Corp.	5,040	2,040,898

		16,028,657

Textiles, Apparel & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	54,290	1,572,238
Kontoor Brands, Inc.	33,950	2,074,006

		3,646,244

		64,881,538

Company	Shares	U.S. $ Value

Real Estate – 5.4%
Diversified REITs – 1.0%
Alexander & Baldwin, Inc.	200,580	$4,139,971
Broadstone Net Lease, Inc.	179,800	3,123,126

		7,263,097

Health Care REITs – 0.6%
Sabra Health Care REIT, Inc.	221,440	4,194,074

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	45,620	4,316,564

Industrial REITs – 0.3%
STAG Industrial, Inc.	64,614	2,375,211

Office REITs – 0.7%
COPT Defense Properties	107,050	2,975,990
Empire State Realty Trust, Inc. - Class A	365,980	2,386,190

		5,362,180

Real Estate Management & Development – 0.7%
Forestar Group, Inc.(a)	147,050	3,621,841
Jones Lang LaSalle, Inc.(a)	4,470	1,504,021

		5,125,862

Residential REITs – 0.4%
Independence Realty Trust, Inc.	166,960	2,918,461

Retail REITs – 0.8%
Acadia Realty Trust	136,297	2,799,540
NETSTREIT Corp.(d)	174,620	3,080,297

		5,879,837

Specialized REITs – 0.3%
National Storage Affiliates Trust	70,040	1,975,828

		39,411,114

Energy – 4.7%
Energy Equipment & Services – 2.2%
Cactus, Inc. - Class A	89,590	4,092,471
Liberty Energy, Inc.	143,083	2,641,312
Ranger Energy Services, Inc. - Class A	170,370	2,381,773
Seadrill Ltd.(a)	129,210	4,470,666
Select Water Solutions, Inc.	240,430	2,529,324

		16,115,546

Oil, Gas & Consumable Fuels – 2.5%
HF Sinclair Corp.	43,942	2,024,847
Magnolia Oil & Gas Corp. - Class A	181,170	3,965,811
Matador Resources Co.	64,460	2,735,683
NexGen Energy Ltd.(a)	308,890	2,841,788
Northern Oil & Gas, Inc.	88,690	1,904,174
Peabody Energy Corp.	103,450	3,072,465
Teekay Corp., Ltd.	240,330	2,170,180

		18,714,948

		34,830,494

Company	Shares	U.S. $ Value

Materials – 4.2%
Chemicals – 1.7%
AdvanSix, Inc.	103,530	$1,791,069
Avient Corp.	81,320	2,540,437
Axalta Coating Systems Ltd.(a)	104,270	3,368,963
Element Solutions, Inc.	115,020	2,874,350
Methanex Corp.	45,000	1,787,400

		12,362,219

Construction Materials – 0.3%
United States Lime & Minerals, Inc.	18,340	2,196,032

Containers & Packaging – 0.5%
O-I Glass, Inc.(a)	273,860	4,042,174

Metals & Mining – 1.7%
Coeur Mining, Inc.(a)	232,850	4,151,716
Olympic Steel, Inc.	93,640	4,006,387
Worthington Steel, Inc.	114,760	3,972,991

		12,131,094

		30,731,519

Utilities – 3.2%
Electric Utilities – 1.3%
Hawaiian Electric Industries, Inc.(a)	214,270	2,635,521
IDACORP, Inc.	27,430	3,471,541
Portland General Electric Co.	74,270	3,564,217

		9,671,279

Gas Utilities – 1.9%
Chesapeake Utilities Corp.	34,700	4,329,172
ONE Gas, Inc.	63,030	4,869,068
Southwest Gas Holdings, Inc.	57,247	4,580,905

		13,779,145

		23,450,424

Communication Services – 2.1%
Diversified Telecommunication Services – 0.4%
Bandwidth, Inc. - Class A(a)	86,130	1,330,708
IDT Corp. - Class B	24,700	1,264,887

		2,595,595

Interactive Media & Services – 1.0%
Cargurus, Inc.(a)	53,070	2,035,235
EverQuote, Inc. - Class A(a)	83,330	2,249,910
fuboTV, Inc. - Class A(a) (d)	519,520	1,309,190
Yelp, Inc.(a)	64,925	1,973,071

		7,567,406

Media – 0.7%
Criteo SA (Sponsored ADR)(a)	64,840	1,336,353

Company	Shares	U.S. $ Value

Scholastic Corp.	128,240	$3,799,751

		5,136,104

		15,299,105

Consumer Staples – 1.7%
Food Products – 1.3%
Cal-Maine Foods, Inc.	33,390	2,656,842
Dole PLC	190,130	2,850,049
Seneca Foods Corp. - Class A(a)	18,860	2,086,482
Vital Farms, Inc.(a) (d)	62,990	2,011,900

		9,605,273

Household Products – 0.4%
WD-40 Co.	15,180	2,988,942

		12,594,215

Total Common Stocks (cost $621,858,267)		721,432,123

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(e) (f) (g) (cost $7,442,731)	7,442,731	7,442,731

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $629,300,998)		728,874,854

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(e) (f) (g) (cost $8,274,388)	8,274,388	8,274,388

Total Investments – 100.6% (cost $637,575,386)(h)		737,149,242
Other assets less liabilities – (0.6)%		(4,495,966)

Net Assets – 100.0%		$732,653,276

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	400	March 2026	$49,960,000	$(1,521,226)

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $130,768,486 and gross unrealized depreciation of investments was $(32,715,856), resulting in net unrealized appreciation of $98,052,630.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Health Care	$133,109,114	$—	$13,372	$133,122,486
Financials	130,146,576	—	—	130,146,576
Industrials	125,570,791	—	—	125,570,791
Information Technology	111,393,861	—	—	111,393,861
Consumer Discretionary	64,881,538	—	—	64,881,538
Real Estate	39,411,114	—	—	39,411,114
Energy	34,830,494	—	—	34,830,494
Materials	30,731,519	—	—	30,731,519
Utilities	23,450,424	—	—	23,450,424
Communication Services	15,299,105	—	—	15,299,105
Consumer Staples	12,594,215	—	—	12,594,215
Short-Term Investments	7,442,731	—	—	7,442,731

Investments in Securities:	Level 1	Level 2	Level 3	Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$8,274,388	$—	$—	$8,274,388

Total Investments in Securities	737,135,870	—	13,372	737,149,242
Other Financial Instruments(a):
Assets	—	—	—	—
Liabilities:
Futures	(1,521,226)	—	—	(1,521,226)

Total	$735,614,644	$—	$13,372	$735,628,016

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,837	$36,267	$33,661	$7,443	$44
AB Government Money Market Portfolio*	8,303	61,367	61,396	8,274	84
Total	$13,140	$97,634	$95,057	$15,717	$128

*	Investments of cash collateral for securities lending transactions.